UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
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Address:  311 South Wacker Drive, Suite 4500
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          Chicago, IL 60606
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13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
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Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Anthony Nanni             Chicago, IL           October 28, 2008
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     72
                                            ---------------------
Form 13F Information Table Value Total:     $544,691
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):
(List in alphabetical order)

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.  Form 13F File Number   Name

     1    28-04975               Affiliated Managers Group, Inc.
   ----   ---------------        --------------------------------


                                       2

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
                                                   FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3    ITEM 4           ITEM 5           ITEM 6         ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                             TITLE OF               VALUE    SHARES/   SH/  PUT/   INVESTMENT       OTHER
NAME OF ISSUER                CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL   DISCRETION      MANAGERS  SOLE  SHARED    NONE
------------------          --------- ----------  ---------  -------   ---  ----   -----------     -------- ----- ------     ------
ADC Telecommunications,
Inc.                         COM NEW   000886309    4,677     553,440             Share-Defined         1          547,600   5,840
ATC Technology
Corporation                  COM       00211W104    6,100     256,950             Share-Defined         1          254,100   2,850
Aaron Rents, Inc.            COM       002535201   10,263     379,110             Share-Defined         1          374,900   4,210
Acco Brands Corporation      COM       00081T108    6,936     919,840             Share-Defined         1          909,700  10,140
Alliance Imaging, Inc.       COM NEW   018606202   12,040   1,172,380             Share-Defined         1        1,158,800  13,580
Altra Holdings, Inc.         COM       02208R106    4,153     281,370             Share-Defined         1          278,400   2,970
Arris Group, Inc.            COM       04269Q100    6,534     845,220             Share-Defined         1          835,500   9,720
ArvinMeritor, Inc.           COM       043353101    8,917     683,843             Share-Defined         1          676,223   7,620
Aspen Insurance Holdings
Limited                      SHS       G05384105    9,577     348,240             Share-Defined         1          344,400   3,840
B&G Foods, Inc.              CLA       05508R106    5,492     768,150             Share-Defined         1          759,700   8,450
Benchmark Electronics,
Inc.                         COM       08160H101    7,951     564,675             Share-Defined         1          558,000   6,675
Big 5 Sporting Goods
Corporation                  COM       08915P101    8,164     791,120             Share-Defined         1          782,600   8,520
Brady Corporation            CLA       104674106   10,776     305,440             Share-Defined         1          301,900   3,540
Bristow Group, Inc.          COM       110394103    4,028     119,020             Share-Defined         1          117,700   1,320
Brocade Communications
Systems                      COM NEW   111621306    6,842   1,175,633             Share-Defined         1        1,163,113  12,520
CAI International, Inc.      COM       12477X106    6,013     543,690             Share-Defined         1          537,500   6,190
CBIZ, Inc.                   COM       124805102   15,204   1,799,250             Share-Defined         1        1,780,400  18,850
Carlisle Companies
Incorporated                 COM       142339100    9,533     318,090             Share-Defined         1          314,500   3,590
Chemed Corporation           COM       16359R103    9,216     224,440             Share-Defined         1          221,900   2,540
Cincinnati Bell Inc.         COM       171871106   10,378   3,358,616             Share-Defined         1        3,321,286  37,330
Con-way Inc.                 COM       205944101    6,976     158,160             Share-Defined         1          156,500   1,660
Consolidated Graphics
Inc.                         COM       209341106    7,068     233,040             Share-Defined         1          230,560   2,480
Cowen Group, Inc.            COM       223621103    5,335     623,962             Share-Defined         1          618,822   5,140
Crane Co.                    COM       224399105    6,411     215,800             Share-Defined         1          215,800       0
Cytec Industries Inc.        COM       232820100    8,899     228,700             Share-Defined         1          228,700       0
Dana Holding
Corporation                  COM       235825205    3,268     675,180             Share-Defined         1          668,000   7,180
Delphi Financial
Group, Inc.                  CLA       247131105   12,685     452,387             Share-Defined         1          447,177   5,210
Drew Industries
Incorporated                 COM NEW   26168L205    3,702     216,360             Share-Defined         1          214,000   2,360
Electronics For Imaging,
Inc.                         COM       286082102    5,522     396,404             Share-Defined         1          392,104   4,300
Euronet Worldwide, Inc.      COM       298736109    5,250     313,820             Share-Defined         1          310,300   3,520
Fairchild Semiconductor
Int'l.                       COM       303726103    4,979     560,090             Share-Defined         1          553,950   6,140
Financial Federal
Corporation                  COM       317492106    8,728     380,810             Share-Defined         1          376,300   4,510
Five Star Quality Care,
Inc.                         COM       33832D106    4,576   1,220,362             Share-Defined         1        1,207,212  13,150
Harris Stratex Networks,
Inc.                         CLA       41457P106    2,938     376,197             Share-Defined         1          371,987   4,210
Heidrick & Struggles
Int'l.,  Inc.                COM       422819102   11,077     367,380             Share-Defined         1          363,200   4,180
Herman Miller, Inc.          COM       600544100    9,849     402,510             Share-Defined         1          398,000   4,510
Jo-Ann Stores, Inc.          COM       47758P307    9,751     464,791             Share-Defined         1          459,807   4,984
Jos. A. Bank Clothiers,
Inc.                         COM       480838101   16,757     498,730             Share-Defined         1          493,320   5,410
Key Energy Services, Inc.    COM       492914106    4,757     410,120             Share-Defined         1          405,600   4,520
MarineMax, Inc.              COM       567908108    4,027     557,040             Share-Defined         1          550,900   6,140
Mattson Technology, Inc.     COM       577223100    1,570     331,820             Share-Defined         1          327,900   3,920
McCormick & Schmick's
Seafood                      COM       579793100    6,919     710,380             Share-Defined         1          702,900   7,480
Middleby Corporation         COM       596278101    5,893     108,510             Share-Defined         1          107,300   1,210
NCI Building Systems,
Inc.                         COM       628852105    7,655     241,090             Share-Defined         1          238,400   2,690




                                                   FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3    ITEM 4           ITEM 5           ITEM 6         ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                             TITLE OF               VALUE    SHARES/   SH/  PUT/   INVESTMENT       OTHER
NAME OF ISSUER                CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL   DISCRETION      MANAGERS  SOLE  SHARED    NONE
------------------          --------- ----------  ---------  -------   ---  ----   -----------     -------- ----- ------     ------
ON Semiconductor
Corporation                  COM       682189105    8,788   1,300,009             Share-Defined         1        1,285,839  14,170
Penson Worldwide, Inc.       COM       709600100    7,179     517,600             Share-Defined         1          512,100   5,500
Perot Systems Corp.          CLA       714265105   12,423     716,040             Share-Defined         1          707,920   8,120
Polycom, Inc.                COM       73172K104    7,694     332,628             Share-Defined         1          329,126   3,502
Powerwave Technologies,
Inc.                         COM       739363109    2,606     658,120             Share-Defined         1          651,300   6,820
Prosperity Bancshares, Inc.  COM       743606105   11,500     338,330             Share-Defined         1          334,800   3,530
RAM Holdings, Ltd.           SHS       G7368R104    1,557     926,720             Share-Defined         1          917,900   8,820
Reinsurance Group
Of America, Inc.             CLA       759351406   20,812     385,400             Share-Defined         1          380,890   4,510
Rudolph Technologies,
Inc.                         COM       781270103    3,456     412,420             Share-Defined         1          407,200   5,220
SMART Modular
Technologies                 ORD SHS   G82245104      219      73,136             Share-Defined         1           72,246     890
SeaBright Insurance
Holdings                     COM       811656107   10,369     797,646             Share-Defined         1          788,326   9,320
SkyWest, Inc.                COM       830879102    4,238     265,220             Share-Defined         1          262,400   2,820
Sonic Corp                   COM       835451105    6,036     414,250             Share-Defined         1          409,800   4,450
Spherion Corporation         COM       848420105    7,646   1,570,120             Share-Defined         1        1,552,600  17,520
Super Micro Computer,
Inc.                         COM       86800U104    6,304     699,680             Share-Defined         1          692,200   7,480
Syniverse Holdings, Inc.     COM       87163F106   12,447     749,350             Share-Defined         1          741,200   8,150
Synnex Corporation           COM       87162W100    7,683     343,890             Share-Defined         1          340,050   3,840
TNS, Inc.                    COM       872960109    8,603     444,160             Share-Defined         1          439,200   4,960
TTM Technologies, Inc.       COM       87305R109    7,370     742,900             Share-Defined         1          742,900       0
The Dress Barn, Inc.         COM       261570105    9,641     630,520             Share-Defined         1          623,700   6,820
The Hanover Insurance
Group, Inc.                  COM       410867105   17,314     380,370             Share-Defined         1          376,200   4,170
The Toro Company             COM       891092108   11,291     273,380             Share-Defined         1          270,400   2,980
TradeStation Group, Inc.     COM       89267P105    7,979     853,390             Share-Defined         1          844,400   8,990
Triumph Group, Inc.          COM       896818101    5,778     126,400             Share-Defined         1          126,400       0
United PanAm
Financial Corp.              COM       911301109    1,235     335,710             Share-Defined         1          332,210   3,500
Virtusa Corportation         COM       92827P102    3,036     466,329             Share-Defined         1          461,426   4,903
iStar Financial Inc.         COM       45031U101    1,710     657,530             Share-Defined         1          650,400   7,130
inVentiv Health, Inc.        COM       46122E105   12,391     701,620             Share-Defined         1          693,800   7,820
TOTAL                                             544,691